Changes in Liabilities from Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period		$ 1,823,738		$ 1,173,083		$ 807,946
Cash flows from financing activities		400,559		580,246		287,335
Translation differences in respect of foreign operations		(189,548)		830		75,311
Adjustments in respect of cash flows for operating activities	[1]	34,859		14,383		(16,203)
Initial Consolidation Liabilities Arising From Financing Activities	[1]			46,839		(79)
Non-cash activities		95,269		8,357		(18,773)
Changes in Liabilities from Financing Activities , end of period		2,164,877		1,823,738		1,173,083
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period	[2]	307,481		206,527		142,909
Cash flows from financing activities	[2]	(16,571)		89,989		49,838
Translation differences in respect of foreign operations	[2]	(35,037)		10,444		14,127
Adjustments in respect of cash flows for operating activities	[2]	863	[1]	521		(347)
Initial Consolidation Liabilities Arising From Financing Activities	[1],[2]			0		0
Non-cash activities	[2]	0		0		0
Changes in Liabilities from Financing Activities , end of period	[2]	256,736		307,481		206,527
Convertible Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period	[2]	101,291		0		93
Cash flows from financing activities	[2]	47,755		96,343		(15)
Translation differences in respect of foreign operations	[2]	(15,576)		3,741		1
Adjustments in respect of cash flows for operating activities	[2]	3,195	[1]	1,207		0
Initial Consolidation Liabilities Arising From Financing Activities	[1],[2]			0		(79)
Non-cash activities	[2]	(4,902)		0		0
Changes in Liabilities from Financing Activities , end of period	[2]	131,763		101,291		0
Loans from banks and other financial institutions
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period	[2]	1,231,208		840,582		526,700
Cash flows from financing activities	[2]	357,868		389,728		263,326
Translation differences in respect of foreign operations	[2]	(123,423)		(9,154)		51,631
Adjustments in respect of cash flows for operating activities	[2]	32,435	[1]	13,801		2,426
Initial Consolidation Liabilities Arising From Financing Activities	[2]			0		0
Non-cash activities	[2]	(87,758)	[3]	(3,749)		(3,501)
Changes in Liabilities from Financing Activities , end of period	[2]	1,585,846		1,231,208		840,582
Loans from other credit providers
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period				0		43,455	[2]
Cash flows from financing activities						(29,454)
Translation differences in respect of foreign operations						242
Adjustments in respect of cash flows for operating activities						(14,243)
Initial Consolidation Liabilities Arising From Financing Activities	[1]					0
Non-cash activities						0
Changes in Liabilities from Financing Activities , end of period						0
Loans from non-controlling interests [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period		78,113		46,241		54,208
Cash flows from financing activities		15,834		10,530		9,022
Translation differences in respect of foreign operations		(5,210)		(3,826)		3,891
Adjustments in respect of cash flows for operating activities		330	[1]	97		(2,952)
Initial Consolidation Liabilities Arising From Financing Activities	[1]			24,037		0
Non-cash activities		1,842		1,034		(17,928)
Changes in Liabilities from Financing Activities , end of period		90,909		78,113		46,241
Lease liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period		105,645		79,733		40,581
Cash flows from financing activities		(4,327)		(6,344)		(5,382)
Translation differences in respect of foreign operations		(10,302)		(375)		5,419
Adjustments in respect of cash flows for operating activities		(1,964)	[1]	(1,243)		(1,087)
Initial Consolidation Liabilities Arising From Financing Activities				22,802		0
Non-cash activities	[4]	10,571		11,072	[1]	40,202
Changes in Liabilities from Financing Activities , end of period		$ 99,623		$ 105,645		$ 79,733

[1]	Including interest accrued and interest paid.
[2]	Including interest payable.
[3]	Mostly due to the offsetting of deferred borrowing costs which were prepaid by the project companies on the financial closing dates, and discounted finance expenses during the construction period.
[4]	Initial creation vis-à-vis right-of-use asset.